Income Taxes (Tables)	12 Months Ended
Apr. 30, 2015
Income Taxes [Abstract]
Schedule of deferred tax assets

Deferred Tax Assets	April 30, 2015	April 30, 2014
Net Operating Loss	$155,727	$68,631
Book to tax basis difference on depreciable assets	440,384	480,016
Total Deferred Tax Asset	596,111	548,647
Valuation allowance	(596,111)	(548,647)
Net Deferred Tax Asset	$-	$-